Business Combinations and Disposals - Unaudited Pro Forma Financial Information (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Total revenues	$ 710,327
Income before income taxes and share of the profit of equity method accounted investees	57,826
Net income	$ 76,622
Valora, Sigma Supply, And Others
Disclosure of detailed information about business combination [line items]
Total revenues		$ 730,624
Income before income taxes and share of the profit of equity method accounted investees		43,318
Net income		$ 34,864
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Total revenues			$ 565,838
Income before income taxes and share of the profit of equity method accounted investees			41,313
Net income			$ 37,800
Series B | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 3.27	$ 1.20	$ 1.43
Series D | Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Basic net controlling interest income per share	$ 4.09	$ 1.50	$ 1.78